Risk management - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)
Risk management
Closing balance exchange rate	4,409.15		3,822.05			4,409.15	3,822.05
Net position of assets and liabilities different functional currency		$ 341
Debt principal payments	$ 26,157,908,000		$ 21,659,669,000		$ 16,409,494,000
Open position forward non-delivery operations	$ 6,658,000		$ 25,454,000		$ 6,625,000
variation in the exchange rate	5.00%	5.00%
Scenario / variation in the exchange rate	1.00%	1.00%
Bottom of range
Risk management
Renewable energy installed capacity	30.00%	30.00%
Top of range
Risk management
Renewable energy installed capacity	40.00%	40.00%
Floating interest rate
Risk management
Borrowings, interest rate	28.91%		31.02%		26.40%	28.91%	31.02%	26.40%
Colombian Peso
Risk management
Net liabilities of companies in the group with a different functional currency						$ 16,972
Exchange difference valuation of remaining net liabilities						640
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities						17,612
variation in the exchange rate	5.00%	5.00%
Hedge of a net investment in a foreign operation
Risk management
Hedging instrument at the end of the period	$ 6,467,109,000		$ 3,140,684,000		$ 9,354,071,000	10,269			$ 4,366,336,000
Hedging instrument liabilities						10,269	$ 10,270
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Hedging instrument at the end of the period						9,939
Hedge of a net investment in a foreign operation | Isa Colombia [Member]
Risk management
Hedging instrument at the end of the period						330
Cash flow hedging
Risk management
Hedging instrument at the end of the period						7,343	6,265	$ 5,572
Hedging instrument liabilities						$ 7,343	$ 6,265
Designation of new coverage		$ 1,085		$ 693
Credit risk in Peso portfolio
Risk management
Maximum percentage of cash investment held in portfolio	10.00%	10.00%
Us Dollor Portfolio [Member]
Risk management
variation in the exchange rate	5.00%	5.00%
Scenario / variation in the exchange rate	1.00%	1.00%
Commodity price risk [member]
Risk management
Total net asset (liability) position in swaps	$ 29,209,000		$ 6,350,000
Currency risk
Risk management
Increase decrease in foreign exchange rate	(15.36%)	(15.36%)